Average Annual Total Returns		12 Months Ended	43 Months Ended	60 Months Ended	64 Months Ended	78 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BBH Select Large Cap ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.26%		10.62%	11.05%
Performance Inception Date	Sep. 09, 2019
BBH Select Large Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.89%		9.69%	10.29%
BBH Select Large Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.08%		8.36%	8.84%
BBH Select Mid Cap ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(5.64%)	2.72%
Performance Inception Date	May 24, 2021
BBH Select Mid Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(5.64%)	2.69%
BBH Select Mid Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(3.34%)	2.09%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		26.19%		3.72%			8.03%
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		25.84%		2.94%			7.06%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		16.03%		2.78%			6.29%
Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.53%		3.94%			3.38%
Class N Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.56%		2.47%			2.15%
Class N Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.48%		2.40%			2.06%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.61%		4.00%			3.47%
CLASS N SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.79%	7.85%		1.38%
CLASS N SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent	1.69%	5.54%		(0.55%)
CLASS N SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	2.02%	4.91%		0.23%
CLASS I SHARES
Prospectus [Line Items]
Performance Inception Date	Jun. 27, 2018
Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.11%		1.32%			2.65%
Class N Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.02%		1.26%			2.49%
Class N Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.66%		1.55%			2.48%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.44%		1.53%			2.84%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.09%		3.06%			1.98%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction of fees, expenses or taxes)
Average Annual Return, Percent		17.88%		14.42%	15.88%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	12.85%
Russell Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		10.60%	6.48%
MSCI-EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI-EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		31.22%		8.92%			8.18%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%		(0.36%)		2.07%	2.01%
Bloomberg U.S. 1-3 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. 1-3 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.17%		1.75%			1.83%
Reference Benchmark (an unmanaged weighted index comprised as follows: 40% Bloomberg Short-Term Corporate Index; 40% Bloomberg US Aggregate ABS Index; and 20% Bloomberg US Treasury Bills Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Reference Benchmark (an unmanaged weighted index comprised as follows: 40% Bloomberg Short-Term Corporate Index; 40% Bloomberg US Aggregate ABS Index; and 20% Bloomberg US Treasury Bills Index)
Average Annual Return, Percent		5.16%		2.98%			2.60%
Bloomberg Municipal Bond 1-15 Year Blend Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond 1-15 Year Blend Index (reflects no deduction of fees, expenses or taxes)
Average Annual Return, Percent		5.18%		1.16%			2.27%